Inventories (Schedule Of Inventory) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Inventory, Net [Abstract]
Finished goods	$ 903.7	$ 855.8
Work in process	266.4	278.0
Raw materials	612.7	600.3
Total	$ 1,782.8	$ 1,734.1